Hotchkis & Wiley Small Cap Diversified Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Aerospace & Defense - 0.4%
AerSale Corp. (a)	307,700	$1,553,885
National Presto Industries, Inc.	22,814	1,714,244
		3,268,129

Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	56,800	919,592

Automobile Components - 1.5%
Adient PLC (a)	156,005	3,521,033
Fox Factory Holding Corp. (a)	41,100	1,705,650
Goodyear Tire & Rubber Co. (a)	199,200	1,762,920
Phinia, Inc.	72,700	3,346,381
Visteon Corp. (a)	32,100	3,057,204
		13,393,188

Automobiles - 0.4%
Harley-Davidson, Inc.	94,300	3,633,379

Banks - 20.7%
1st Source Corp.	16,206	970,415
Arrow Financial Corp.	30,200	865,532
Associated Banc-Corp.	156,700	3,375,318
Banc of California, Inc.	127,618	1,879,813
Bank of Marin Bancorp	98,300	1,974,847
BankUnited, Inc.	101,210	3,688,092
BayCom Corp.	36,300	861,036
BCB Bancorp, Inc.	53,500	660,190
Berkshire Hills Bancorp, Inc.	77,100	2,076,303
Bridgewater Bancshares, Inc. (a)	74,590	1,056,940
Brookline Bancorp, Inc.	380,199	3,836,208
Camden National Corp.	53,516	2,211,281
Capitol Federal Financial, Inc.	302,300	1,765,432
Carter Bankshares, Inc. (a)	53,100	923,409
Cathay General Bancorp	45,932	1,972,779
Central Pacific Financial Corp.	124,100	3,662,191
Civista Bancshares, Inc.	39,000	694,980
CNB Financial Corp./PA	36,800	885,408
Columbia Banking System, Inc.	103,700	2,707,607
Community Trust Bancorp, Inc.	39,710	1,971,999
ConnectOne Bancorp, Inc.	148,100	3,709,905
CrossFirst Bankshares, Inc. (a)	139,320	2,325,251
Dime Community Bancshares, Inc.	127,200	3,663,360
Eagle Bancorp, Inc.	186,530	4,211,847
Enterprise Financial Services Corp.	50,600	2,593,756
FB Financial Corp.	20,725	972,624
Financial Institutions, Inc.	39,961	1,017,807
First Busey Corp.	32,900	856,058
First Business Financial Services, Inc.	16,065	732,403
First Financial Corp./IN	59,163	2,594,298
First Foundation, Inc.	407,397	2,542,157
First Hawaiian, Inc.	160,440	3,714,186
First Internet Bancorp	51,189	1,753,735
First Interstate BancSystem, Inc. - Class A	56,900	1,745,692
First Merchants Corp.	22,302	829,634
First Mid Bancshares, Inc.	24,100	937,731
First of Long Island Corp.	165,680	2,132,302
Flushing Financial Corp.	216,018	3,149,543
FS Bancorp, Inc.	21,380	951,196
Great Southern Bancorp, Inc.	17,110	980,574
Hanmi Financial Corp.	179,267	3,334,366
Heritage Commerce Corp.	203,400	2,009,592
Heritage Financial Corp./WA	93,200	2,028,964
Hilltop Holdings, Inc.	109,300	3,515,088
Hingham Institution for Savings (b)	3,600	875,916
Home Bancorp, Inc.	19,700	878,226
HomeStreet, Inc.	52,600	828,976
Hope Bancorp, Inc.	306,733	3,852,567
Horizon Bancorp, Inc./IN	168,200	2,615,510
Independent Bank Corp.	28,600	1,691,118
Independent Bank Corp./MI	77,300	2,577,955
Independent Bank Group, Inc.	19,800	1,141,668
Investar Holding Corp.	44,200	857,480
Kearny Financial Corp./MD	291,400	2,001,918
Live Oak Bancshares, Inc.	40,400	1,913,748
Mercantile Bank Corp.	19,400	848,168
Mid Penn Bancorp, Inc.	9,900	295,317
Midland States Bancorp, Inc.	78,400	1,754,592
MidWestOne Financial Group, Inc.	65,094	1,857,132
NB Bancorp, Inc. (a)	96,500	1,791,040
Northeast Bank	13,200	1,018,116
Northeast Community Bancorp, Inc.	44,800	1,184,960
Northfield Bancorp, Inc.	242,107	2,808,441
Northrim BanCorp, Inc.	25,984	1,850,581
OceanFirst Financial Corp.	214,310	3,984,023
Pacific Premier Bancorp, Inc.	73,614	1,852,128
Parke Bancorp, Inc.	33,600	702,240
PCB Bancorp	45,100	847,429
Peapack-Gladstone Financial Corp.	71,400	1,957,074
Preferred Bank/Los Angeles CA	32,700	2,624,175
Premier Financial Corp.	123,360	2,896,493
Primis Financial Corp.	85,856	1,045,726
Provident Financial Services, Inc.	191,148	3,547,707
RBB Bancorp	53,432	1,230,005
Sandy Spring Bancorp, Inc.	133,800	4,197,306
Shore Bancshares, Inc.	64,512	902,523
Sierra Bancorp	37,800	1,091,664
Simmons First National Corp. - Class A	188,600	4,062,444
South Plains Financial, Inc.	26,500	898,880
Southern First Bancshares, Inc. (a)	25,177	858,032
Southern Missouri Bancorp, Inc.	17,600	994,224
Texas Capital Bancshares, Inc. (a)	12,690	906,827
Tompkins Financial Corp.	28,420	1,642,392
Towne Bank/Portsmouth VA	27,400	905,844
TrustCo Bank Corp. NY	89,992	2,976,036
Univest Financial Corp.	119,850	3,372,579
Valley National Bancorp	443,700	4,019,922
Veritex Holdings, Inc.	144,400	3,800,608
WaFd, Inc.	100,834	3,514,065
Washington Trust Bancorp, Inc.	93,930	3,025,485
		180,841,109

Beverages - 0.5%
Duckhorn Portfolio, Inc. (a)	412,000	2,393,720
MGP Ingredients, Inc.	22,400	1,864,800
		4,258,520

Broadline Retail - 0.2%
Nordstrom, Inc.	80,600	1,812,694

Building Products - 2.2%
American Woodmark Corp. (a)	26,500	2,476,425
Apogee Enterprises, Inc.	26,300	1,841,394
Armstrong World Industries, Inc.	21,600	2,838,888
AZZ, Inc.	21,700	1,792,637
Insteel Industries, Inc.	65,100	2,023,959
Janus International Group, Inc. (a)	310,900	3,143,199
JELD-WEN Holding, Inc. (a)	108,900	1,721,709
Resideo Technologies, Inc. (a)	178,800	3,601,032
		19,439,243

Capital Markets - 1.7%
Diamond Hill Investment Group, Inc.	10,900	1,761,549
Federated Hermes, Inc. - Class B	99,700	3,665,969
Perella Weinberg Partners	94,800	1,830,588
Virtu Financial, Inc. - Class A	127,100	3,871,466
Virtus Investment Partners, Inc.	16,100	3,372,145
		14,501,717

Chemicals - 1.9%
AdvanSix, Inc.	72,500	2,202,550
American Vanguard Corp.	138,000	731,400
Cabot Corp.	16,070	1,796,144
Ecovyst, Inc. (a)	493,100	3,377,735
Huntsman Corp.	161,800	3,915,560
Ingevity Corp. (a)	69,300	2,702,700
Innospec, Inc.	15,600	1,764,204
		16,490,293

Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	48,500	2,558,860
Brink's Co.	34,100	3,943,324
Ennis, Inc.	80,900	1,967,488
Healthcare Services Group, Inc. (a)	154,100	1,721,297
Interface, Inc.	109,600	2,079,112
MillerKnoll, Inc.	88,900	2,201,164
Steelcase, Inc. - Class A	125,500	1,692,995
UniFirst Corp./MA	13,900	2,761,235
		18,925,475

Communications Equipment - 0.1%
Aviat Networks, Inc. (a)	26,900	581,847

Construction & Engineering - 0.3%
Concrete Pumping Holdings, Inc. (a)	136,400	789,756
Tutor Perini Corp. (a)	77,321	2,100,038
		2,889,794

Construction Materials - 0.3%
Knife River Corp. (a)	33,100	2,958,809

Consumer Finance - 1.1%
Bread Financial Holdings, Inc.	67,100	3,192,618
Navient Corp.	215,220	3,355,280
SLM Corp.	118,400	2,707,808
		9,255,706

Consumer Staples Distribution & Retail - 0.3%
Andersons, Inc.	51,600	2,587,224

Containers & Packaging - 0.9%
Myers Industries, Inc.	180,300	2,491,746
Silgan Holdings, Inc.	55,900	2,934,750
TriMas Corp.	88,800	2,267,064
		7,693,560

Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. (a)	22,600	1,705,848
Laureate Education, Inc.	118,900	1,974,929
		3,680,777

Electric Utilities - 2.0%
ALLETE, Inc.	52,776	3,387,691
MGE Energy, Inc.	37,500	3,429,375
Otter Tail Corp.	38,840	3,035,734
Portland General Electric Co.	79,100	3,788,890
TXNM Energy, Inc.	88,802	3,886,864
		17,528,554

Electrical Equipment - 0.5%
Preformed Line Products Co.	5,027	643,858
Thermon Group Holdings, Inc. (a)	114,083	3,404,237
		4,048,095

Electronic Equipment, Instruments & Components - 4.9%
Arrow Electronics, Inc. (a)	28,700	3,812,221
Avnet, Inc.	59,600	3,236,876
Belden, Inc.	36,770	4,306,870
Crane NXT Co.	58,600	3,287,460
ePlus, Inc. (a)	31,180	3,066,241
IPG Photonics Corp. (a)	36,800	2,734,976
Itron, Inc. (a)	30,100	3,214,981
Kimball Electronics, Inc. (a)	80,400	1,488,204
Methode Electronics, Inc.	316,900	3,790,124
OSI Systems, Inc. (a)	12,400	1,882,692
PC Connection, Inc.	13,100	988,133
Plexus Corp. (a)	29,423	4,022,418
Sanmina Corp. (a)	23,795	1,628,768
ScanSource, Inc. (a)	59,433	2,854,567
Vishay Intertechnology, Inc.	123,126	2,328,313
		42,642,844

Energy Equipment & Services - 2.7%
Cactus, Inc. - Class A	43,600	2,601,612
Expro Group Holdings NV (a)	165,903	2,848,555
Innovex International, Inc. (a)	158,500	2,326,780
Kodiak Gas Services, Inc.	96,600	2,801,400
Liberty Energy, Inc.	122,600	2,340,434
National Energy Services Reunited Corp. (a)	291,900	2,704,453
Oil States International, Inc. (a)	256,100	1,178,060
ProFrac Holding Corp. - Class A (a)(b)	240,000	1,629,600
ProPetro Holding Corp. (a)	296,350	2,270,041
RPC, Inc.	250,600	1,593,816
Select Water Solutions, Inc.	154,800	1,722,924
		24,017,675

Financial Services - 3.8%
Cass Information Systems, Inc.	20,300	842,044
Enact Holdings, Inc.	95,700	3,476,781
Essent Group Ltd.	59,300	3,812,397
Euronet Worldwide, Inc. (a)	35,500	3,522,665
International Money Express, Inc. (a)	74,800	1,383,052
Merchants Bancorp/IN	58,800	2,643,648
MGIC Investment Corp.	161,600	4,136,960
NCR Atleos Corp. (a)	55,600	1,586,268
NMI Holdings, Inc. - Class A (a)	90,500	3,727,695
Payoneer Global, Inc. (a)	163,100	1,228,143
Radian Group, Inc.	92,700	3,215,763
Western Union Co.	276,600	3,299,838
		32,875,254

Food Products - 1.0%
Cal-Maine Foods, Inc.	37,900	2,836,436
Hain Celestial Group, Inc. (a)	367,900	3,174,977
WK Kellogg Co.	154,400	2,641,784
		8,653,197

Gas Utilities - 1.2%
Northwest Natural Holding Co.	89,300	3,645,226
Southwest Gas Holdings, Inc.	49,100	3,621,616
Spire, Inc.	54,873	3,692,404
		10,959,246

Ground Transportation - 0.5%
Marten Transport Ltd.	96,300	1,704,510
PAM Transportation Services, Inc. (a)	6,817	126,115
Schneider National, Inc. - Class B	92,700	2,645,658
		4,476,283

Health Care Equipment & Supplies - 1.3%
Envista Holdings Corp. (a)	217,000	4,287,920
Inmode Ltd. (a)	197,800	3,352,710
Utah Medical Products, Inc.	25,900	1,732,969
Zynex, Inc. (a)(b)	202,200	1,649,952
		11,023,551

Health Care Providers & Services - 0.7%
National Research Corp.	37,200	850,392
Patterson Cos., Inc.	137,900	3,011,736
Select Medical Holdings Corp.	72,000	2,510,640
		6,372,768

Health Care Technology - 0.2%
TruBridge, Inc. (a)	143,800	1,719,848

Hotels, Restaurants & Leisure - 4.5%
Accel Entertainment, Inc. (a)	238,400	2,770,208
Bloomin' Brands, Inc.	198,005	3,273,023
Dave & Buster's Entertainment, Inc. (a)	48,700	1,658,235
Denny's Corp. (a)	409,100	2,638,695
El Pollo Loco Holdings, Inc. (a)	173,100	2,371,470
Everi Holdings, Inc. (a)	285,700	3,754,098
Hilton Grand Vacations, Inc. (a)	70,200	2,549,664
International Game Technology PLC	151,900	3,235,470
Marriott Vacations Worldwide Corp.	46,600	3,424,168
Monarch Casino & Resort, Inc.	34,900	2,766,523
Papa John's International, Inc.	42,500	2,289,475
Playa Hotels & Resorts NV (a)	209,600	1,624,400
Travel + Leisure Co.	75,080	3,459,686
United Parks & Resorts, Inc. (a)	70,100	3,547,060
		39,362,175

Household Durables - 2.6%
Beazer Homes USA, Inc. (a)	26,500	905,505
Century Communities, Inc.	17,296	1,781,142
Green Brick Partners, Inc. (a)	35,550	2,969,136
Helen of Troy Ltd. (a)	65,500	4,051,175
KB Home	30,800	2,639,252
Legacy Housing Corp. (a)	31,800	869,730
Leggett & Platt, Inc.	134,600	1,833,252
LGI Homes, Inc. (a)	17,000	2,014,840
M/I Homes, Inc. (a)	16,023	2,745,701
Tri Pointe Homes, Inc. (a)	60,287	2,731,604
		22,541,337

Household Products - 0.4%
Central Garden & Pet Co. (a)	40,200	1,466,094
Energizer Holdings, Inc.	58,700	1,864,312
		3,330,406

Insurance - 4.9%
Ambac Financial Group, Inc. (a)	212,400	2,381,004
Assured Guaranty Ltd.	33,200	2,640,064
Axis Capital Holdings Ltd.	36,200	2,881,882
CNO Financial Group, Inc.	102,486	3,597,259
Employers Holdings, Inc.	75,535	3,623,414
F&G Annuities & Life, Inc.	41,400	1,851,408
Hanover Insurance Group, Inc.	26,400	3,910,104
Horace Mann Educators Corp.	94,314	3,296,274
Kemper Corp.	55,400	3,393,250
Lincoln National Corp.	56,000	1,764,560
Mercury General Corp.	31,400	1,977,572
ProAssurance Corp. (a)	152,400	2,292,096
SiriusPoint Ltd. (a)	129,978	1,863,884
Stewart Information Services Corp.	37,800	2,825,172
United Fire Group, Inc.	43,100	902,083
White Mountains Insurance Group Ltd.	1,900	3,222,780
		42,422,806

Interactive Media & Services - 0.5%
Shutterstock, Inc.	68,600	2,426,382
ZoomInfo Technologies, Inc. (a)	179,100	1,848,312
		4,274,694

IT Services - 0.1%
Hackett Group, Inc.	33,600	882,672

Leisure Products - 1.3%
JAKKS Pacific, Inc. (a)	91,767	2,341,894
Johnson Outdoors, Inc. - Class A	46,000	1,665,200
Polaris, Inc.	43,100	3,587,644
Vista Outdoor, Inc. (a)	96,500	3,780,870
		11,375,608

Machinery - 4.2%
Albany International Corp. - Class A	29,000	2,576,650
Atmus Filtration Technologies, Inc.	107,400	4,030,722
Barnes Group, Inc.	66,600	2,691,306
Douglas Dynamics, Inc.	59,200	1,632,736
Gates Industrial Corp. PLC (a)	150,500	2,641,275
Greenbrier Cos., Inc.	52,999	2,697,119
Hillenbrand, Inc.	73,520	2,043,856
Kennametal, Inc.	69,700	1,807,321
L.B. Foster Company - Class A (a)	43,500	888,705
Lindsay Corp.	21,400	2,667,296
Miller Industries, Inc./TN	26,620	1,623,820
Proto Labs, Inc. (a)	85,000	2,496,450
REV Group, Inc.	90,200	2,531,012
Timken Co.	41,900	3,531,751
Wabash National Corp.	171,582	3,292,659
		37,152,678

Media - 0.8%
Emerald Holding, Inc.	169,050	843,560
National CineMedia, Inc. (a)	101,300	714,165
Stagwell, Inc. (a)	344,500	2,418,390
TEGNA, Inc.	168,067	2,652,097
		6,628,212

Metals & Mining - 0.5%
Constellium SE (a)	103,500	1,682,910
SunCoke Energy, Inc.	188,900	1,639,652
Tredegar Corp. (a)	188,786	1,376,250
		4,698,812

Mortgage REITs - 0.1%
Claros Mortgage Trust, Inc.	93,000	696,570

Multi-Utilities - 1.5%
Avista Corp.	95,861	3,714,614
Black Hills Corp.	61,900	3,783,328
Northwestern Energy Group, Inc.	65,700	3,759,354
Unitil Corp.	28,300	1,714,414
		12,971,710

Oil, Gas & Consumable Fuels - 5.5%
Baytex Energy Corp.	1,020,942	3,032,198
Berry Corp.	422,560	2,171,958
California Resources Corp.	69,000	3,620,430
Crescent Energy Co. - Class A	512,575	5,612,696
CVR Energy, Inc. (b)	62,700	1,443,981
Delek US Holdings, Inc.	77,000	1,443,750
Excelerate Energy, Inc. - Class A	65,500	1,441,655
International Seaways, Inc.	32,200	1,660,232
Kosmos Energy Ltd. (a)	672,213	2,709,018
NextDecade Corp. (a)	653,200	3,076,572
Northern Oil & Gas, Inc.	81,200	2,875,292
Par Pacific Holdings, Inc. (a)	106,900	1,881,440
PBF Energy, Inc. - Class A	91,300	2,825,735
REX American Resources Corp. (a)	69,534	3,218,729
Talos Energy, Inc. (a)	283,000	2,929,050
VAALCO Energy, Inc.	388,100	2,227,694
Vital Energy, Inc. (a)	88,500	2,380,650
World Kinect Corp.	127,524	3,941,767
		48,492,847

Paper & Forest Products - 0.3%
Mercer International, Inc.	142,600	965,402
Sylvamo Corp.	21,900	1,880,115
		2,845,517

Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	67,000	3,029,070
Sun Country Airlines Holdings, Inc. (a)	71,600	802,636
		3,831,706

Personal Care Products - 1.2%
Edgewell Personal Care Co.	88,800	3,226,992
Herbalife Ltd. (a)	430,100	3,092,419
Inter Parfums, Inc.	6,500	841,620
Medifast, Inc.	89,500	1,713,030
Nu Skin Enterprises, Inc. - Class A	174,550	1,286,434
		10,160,495

Pharmaceuticals - 0.4%
Amphastar Pharmaceuticals, Inc. (a)	63,500	3,081,655
ANI Pharmaceuticals, Inc. (a)	14,000	835,240
		3,916,895

Professional Services - 3.6%
ASGN, Inc. (a)	37,200	3,468,156
Concentrix Corp. (b)	26,200	1,342,750
Forrester Research, Inc. (a)	47,000	846,470
Heidrick & Struggles International, Inc.	82,110	3,190,795
Huron Consulting Group, Inc. (a)	15,700	1,706,590
Insperity, Inc.	26,600	2,340,800
Kforce, Inc.	52,700	3,238,415
Korn Ferry	49,656	3,736,117
ManpowerGroup, Inc.	45,100	3,315,752
Maximus, Inc.	38,800	3,614,608
Resources Connection, Inc.	248,885	2,414,185
TrueBlue, Inc. (a)	324,300	2,558,727
		31,773,365

Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	269,200	3,669,196
RMR Group, Inc. - Class A	69,100	1,753,758
		5,422,954

Semiconductors & Semiconductor Equipment - 0.6%
Diodes, Inc. (a)	37,449	2,400,106
Photronics, Inc. (a)	106,000	2,624,560
		5,024,666

Software - 0.3%
Adeia, Inc.	219,300	2,611,863

Specialty Retail - 2.8%
Aaron's Co., Inc.	250,600	2,493,470
Advance Auto Parts, Inc.	43,800	1,707,762
Asbury Automotive Group, Inc. (a)	6,964	1,661,541
Group 1 Automotive, Inc.	10,528	4,032,645
Haverty Furniture Cos., Inc.	122,500	3,365,075
MarineMax, Inc. (a)	56,900	2,006,863
OneWater Marine, Inc. - Class A (a)	70,100	1,676,091
PetMed Express, Inc. (a)(b)	338,500	1,245,680
Signet Jewelers Ltd.	31,500	3,248,910
Sonic Automotive, Inc. - Class A	47,050	2,751,484
		24,189,521

Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	44,100	2,865,618
G-III Apparel Group Ltd. (a)	99,540	3,037,961
Oxford Industries, Inc.	25,900	2,247,084
Steven Madden Ltd.	60,500	2,963,895
		11,114,558

Trading Companies & Distributors - 1.6%
DXP Enterprises, Inc./TX (a)	16,900	901,784
Global Industrial Co.	52,057	1,768,376
McGrath RentCorp	16,300	1,716,064
MSC Industrial Direct Co., Inc. - Class A	40,400	3,476,824
Rush Enterprises, Inc. - Class A	72,670	3,839,156
Titan Machinery, Inc. (a)	159,900	2,227,407
		13,929,611
TOTAL COMMON STOCKS (Cost $753,875,760)		821,100,049

REAL ESTATE INVESTMENT TRUSTS - 2.7%	Shares	Value
Diversified REITs - 0.4%
Empire State Realty Trust, Inc. - Class A	353,400	3,915,672

Hotel & Resort REITs - 1.0%
DiamondRock Hospitality Co.	218,400	1,906,632
Park Hotels & Resorts, Inc.	237,000	3,341,700
Pebblebrook Hotel Trust	266,700	3,528,441
		8,776,773

Mortgage REITs - 0.8%
Apollo Commercial Real Estate Finance, Inc.	148,500	1,364,715
Ares Commercial Real Estate Corp.	239,700	1,677,900
BrightSpire Capital, Inc.	300,400	1,682,240
Granite Point Mortgage Trust, Inc.	404,300	1,281,631
Great Ajax Corp.	203,734	678,434
		6,684,920

Real Estate Management & Development - 0.2%
Seritage Growth Properties - Class A (a)	393,348	1,829,068

Retail REITs - 0.3%
Alexander's, Inc.	11,600	2,811,376
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $27,398,595)		24,017,809

SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 0.4%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.85% (c)	3,364,648	3,364,648

Time Deposits - 3.1%	Par
Australia and New Zealand Banking Group Ltd., 4.18%, 10/01/2024 (d)	26,422,008	26,422,008
Citigroup, Inc., 4.18%, 10/01/2024 (d)	803,600	803,600
		27,225,608
TOTAL SHORT-TERM INVESTMENTS (Cost $30,590,256)		30,590,256

TOTAL INVESTMENTS - 100.2% (Cost $811,864,611)		875,708,114
Liabilities in Excess of Other Assets - (0.2)%		(2,022,254)
TOTAL NET ASSETS - 100.0%		$873,685,860

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

AMBAC - American Municipal Bond Assurance Corporation
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $3,281,084 which represented 0.4% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$818,395,596	$2,704,453	$–	$821,100,049
Real Estate Investment Trusts	24,017,809	–	–	24,017,809
Money Market Funds	3,364,648	–	–	3,364,648
Time Deposits	–	27,225,608	–	27,225,608
Total Investments	$845,778,053	$29,930,061	$–	$875,708,114

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.